Loans and borrowings (Details) - Schedule of loans and borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Stocking loans	£ 161,592	£ 169,170
Subscription facilities	14,983	10,188
Secured asset financing	1,479
Bank loans	30	635
Mortgages		547
Total current	178,084	180,540
Non-current
Stocking loans		8,809
Subscription facilities		56,987
Secured asset financing	4,113
Bank loans		815
Mortgages		1,502
Total non-current	4,113	68,113
Total loans and borrowings	£ 182,197	£ 248,653